CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)- Foreign Currency Translation	Stockholders' Equity, Total [Member]	Total Corporation Stockholders’ Equity (Deficit)	Non- controlling Interest
Beginning balance at Dec. 31, 2012	$ 24,065	$ 1	$ 1,907	$ 21,801	$ 356		$ 24,065	$ 0
Beginning balance (in shares) at Dec. 31, 2012		6,321,848
Dividends	(15,261)			(15,261)			(15,261)
Forfeitures of restricted stock (in shares)		(8,549)
Warrants converted to stock as a result of the Merger	1,293		1,293				1,293
Warrants converted to stock as a result of the merger (in shares)		135,144
Merger transaction	28,015	1	28,014				28,015
Merger transaction (in shares)		6,954,221
Merger costs	(5,027)		(5,027)				(5,027)
Issuance of restricted shares to non-employee directors	200		200				200
Issuance of restricted shares to non-employee directors (in shares)		26,072
Share-based compensation	1,098		1,098				1,098
Foreign currency translation	(2,439)				(2,439)		(2,439)
Net income (loss)	(21,006)			(21,051)			(21,051)	45
Ending balance at Dec. 31, 2013	10,938	2	27,485	(14,511)	(2,083)		10,893	45
Ending balance (in shares) at Dec. 31, 2013		13,428,736
Warrant exchange for common shares (in shares)		1,441,813
Merger costs	0
Issuance of restricted shares to non-employee directors	200		200				200
Issuance of restricted shares to non-employee directors (in shares)		51,948
Conversion - notes payable	500		500				500
Foreign currency translation	(2,279)				(2,279)		(2,279)
Distribution to noncontrolling interest	(45)							(45)
Net income (loss)	(38,395)			(41,753)			(41,753)	3,358
Ending balance at Dec. 31, 2014	(29,081)	2	28,185	(56,264)	(4,362)	(32,439)	(32,439)	3,358
Ending balance (in shares) at Dec. 31, 2014		14,922,497
Foreign currency translation	95				95	95
Distribution to noncontrolling interest	(3,358)							(3,358)
Net income (loss)	3,945			1,171		1,171		2,774
Ending balance at Mar. 31, 2015	$ (28,399)	$ 2	$ 28,185	$ (55,093)	$ (4,267)	$ (31,173)		$ 2,774
Ending balance (in shares) at Mar. 31, 2015		14,922,497